Cover	Nov. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	The Elmet Group Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-43245
Entity Tax Identification Number	33-1881598
Entity Address, Address Line One	280 Fore Street
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Portland
Entity Address, State or Province	ME
Entity Address, Postal Zip Code	04101
City Area Code	207
Local Phone Number	518-6791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ELMT
Security Exchange Name	NASDAQ
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Amendment Flag	false
Entity Central Index Key	0002101698